Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of prospectuses and statements of additional information dated April 1, 2018 used with respect to the following series of the Registrant do not differ from those contained in Post-Effective Amendment No. 207 (“Amendment No. 207”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 207 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-18-000597) on March 29, 2018:

Eaton Vance Focused Global Opportunities Fund

Eaton Vance Focused International Opportunities Fund

Eaton Vance International Small-Cap Fund

EATON VANCE GROWTH TRUST

By: /s/ Maureen A. Gemma

Maureen A. Gemma, Esq.

Secretary

Date: April 3, 2018